Employee Benefits - Summary of Change in Defined Benefit Obligations for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Pension benefits [Member]
Change in defined benefit obligations :
Current service cost	₨ 746.3	$ 10.8	₨ 722.5	₨ 657.1
Interest cost	41.0	0.5	54.3	94.6
Remeasurements
Actuarial (gains)/losses arising from changes in demographic assumptions	(11.9)	(0.2)	(160.3)	(9.6)
Actuarial (gains) / losses arising from changes in financial assumptions	141.9	2.1	228.8	160.1
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	592.7	8.6	105.0	(65.0)
Pension benefits [Member] | Present value of defined benefit obligation [Member]
Change in defined benefit obligations :
Beginning of the year	10,247.9	148.2	9,807.6
Current service cost	746.3	10.8	722.5
Interest cost	757.0	10.9	687.6
Remeasurements
Actuarial (gains)/losses arising from changes in demographic assumptions	(11.9)	(0.2)	(160.3)
Actuarial (gains) / losses arising from changes in financial assumptions	141.9	2.1	228.8
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	592.7	8.6	105.0
Benefits paid from plan assets	(713.1)	(10.3)	(1,168.5)
Benefits paid directly by employer	(58.2)	(0.8)	(59.8)
Past service cost plan amendment	3.9	0.1	85.0
Acquisition/(Divestment)	(23.9)	(0.3)
End of the year	11,682.6	169.1	10,247.9	9,807.6
Post retirement medical benefits [Member]
Change in defined benefit obligations :
Current service cost	80.4	1.2	102.0	81.9
Interest cost	115.1	1.6	130.6	123.3
Remeasurements
Actuarial (gains)/losses arising from changes in demographic assumptions			(114.0)	21.7
Actuarial (gains) / losses arising from changes in financial assumptions	81.1	1.2	(27.0)	218.2
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	(150.3)	(2.2)	(289.6)	(104.6)
Post retirement medical benefits [Member] | Present value of defined benefit obligation [Member]
Change in defined benefit obligations :
Beginning of the year	1,540.5	22.3	1,838.6
Current service cost	80.4	1.2	102.0
Interest cost	115.1	1.7	130.6
Remeasurements
Actuarial (gains)/losses arising from changes in demographic assumptions			(114.0)
Actuarial (gains) / losses arising from changes in financial assumptions	81.1	1.2	(27.0)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	(150.3)	(2.2)	(289.6)
Benefits paid directly by employer	(94.2)	(1.4)	(100.1)
Past service cost plan amendment	(19.9)	(0.3)
Acquisition/(Divestment)	(18.7)	(0.3)
End of the year	₨ 1,534.0	$ 22.2	₨ 1,540.5	₨ 1,838.6